Business Segment Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue from external customers	$ 139,751	$ 274,035	$ 1,131,657
Interest expense	1,669	4,704	15,467
Income (loss) before income taxes	167,829	(38,407)	(16,706)
Operating segments
Disclosure of operating segments [line items]
Revenue from external customers	139,751	274,035	1,131,657
Interest expense	1,782	4,931	15,751
Income (loss) before income taxes	167,829	(38,407)	(16,706)
Operating segments | Merchant banking
Disclosure of operating segments [line items]
Revenue from external customers	134,496	256,412	1,095,896
Interest expense	1,779	4,931	15,751
Income (loss) before income taxes	183,395	(28,254)	(13,785)
Operating segments | All other segments
Disclosure of operating segments [line items]
Revenue from external customers	5,255	17,623	35,761
Interest expense	3	0	0
Income (loss) before income taxes	(15,566)	(10,153)	(2,921)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue from external customers	3,554	1,872	2,335
Elimination of intersegment amounts | Merchant banking
Disclosure of operating segments [line items]
Revenue from external customers	3,363	1,668	1,975
Elimination of intersegment amounts | All other segments
Disclosure of operating segments [line items]
Revenue from external customers	$ 191	$ 204	$ 360